Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule Of Retirement Plans Expense

	U.S. Plans			Non-U.S. Plans
	2011	2012	2013	2011	2012	2013
Defined benefit plans:
Service cost (benefits earned during the period)	$52	55	70	30	27	31
Interest cost	172	172	167	50	50	46
Expected return on plan assets	(279)	(275)	(280)	(49)	(43)	(50)
Net amortization and other	147	168	226	22	19	18
Net periodic pension expense	92	120	183	53	53	45
Defined contribution plans	98	103	113	50	59	63
Total retirement plans expense	$190	223	296	103	112	108

Reconciliations Of Actuarial Present Value Of Projected Benefit Obligations And Fair Value Of Plan Assets For Defined Benefit Pension Plans

	U.S. Plans		Non-U.S. Plans
	2012	2013	2012	2013
Projected benefit obligation, beginning	$3,644	4,203	960	1,143
Service cost	55	70	27	31
Interest cost	172	167	50	46
Actuarial (gain) loss	502	(403)	137	85
Benefits paid	(173)	(176)	(41)	(46)
Foreign currency translation and other	3	2	10	10
Projected benefit obligation, ending	$4,203	3,863	1,143	1,269

Fair value of plan assets, beginning	$3,182	3,719	690	809
Actual return on plan assets	595	454	100	86
Employer contributions	113	113	50	47
Benefits paid	(173)	(176)	(41)	(46)
Foreign currency translation and other	2	2	10	3
Fair value of plan assets, ending	$3,719	4,112	809	899

Net amount recognized in the balance sheet	$(484)	249	(334)	(370)

Amounts recognized in the balance sheet:
Noncurrent asset	$—	435	4	3
Current liability	$(9)	(10)	(8)	(10)
Noncurrent liability	$(475)	(176)	(330)	(363)
Pretax accumulated other comprehensive loss	$(1,674)	(871)	(308)	(343)

Schedule Of Weighted-Average Assumptions Used In Valuations Of Pension Benefits

	U.S. Plans			Non-U.S. Plans
	2011	2012	2013	2011	2012	2013
Net pension expense:
Discount rate	5.00%	4.75%	4.00%	4.6%	5.2%	4.1%
Expected return on plan assets	8.00%	7.75%	7.75%	5.9%	5.9%	5.5%
Rate of compensation increase	3.00%	3.00%	3.25%	3.5%	3.5%	3.4%

Benefit obligations:
Discount rate	4.75%	4.00%	4.75%	5.2%	4.1%	4.2%
Rate of compensation increase	3.00%	3.25%	3.25%	3.5%	3.4%	3.2%

Schedule Of Asset Allocations And Weighted-Average Target Allocations

	U.S. Plans			Non-U.S. Plans
	2012	2013	Target	2012	2013	Target
Equity securities	64%	66%	60-70%	55%	56%	50-60%
Debt securities	27	26	25-35	30	30	25-35
Other	9	8	3-10	15	14	10-20
Total	100%	100%	100%	100%	100%	100%

Schedule Of Fair Values Of Defined Benefit Plan Assets Organized By Asset Class And Fair Value Hierarchy Of ASC 820

	Level 1	Level 2	Level 3	Total	%
2013
U.S. equities	$1,078	560	121	1,759	35%
International equities	563	632	—	1,195	24%
Emerging market equities	—	263	—	263	5%
Corporate bonds	—	524	—	524	10%
Government bonds	22	614	—	636	13%
High yield bonds	—	159	—	159	3%
Other	178	168	129	475	10%
Total	$1,841	2,920	250	5,011	100%

2012
U.S. equities	$926	559	129	1,614	35%
International equities	442	495	—	937	21%
Emerging market equities	68	197	—	265	6%
Corporate bonds	—	528	—	528	12%
Government bonds	—	551	—	551	12%
High yield bonds	—	148	—	148	3%
Other	183	181	121	485	11%
Total	$1,619	2,659	250	4,528	100%

Reconciliation Of Change In Value For Level 3 Assets

	2012	2013
Beginning balance	$267	250
Gains (Losses) on assets held	9	25
Gains (Losses) on assets sold	(16)	(22)
Purchases, sales and settlements, net	(10)	(3)
Ending balance	$250	250